Schedule of Investments (unaudited)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Ampol Ltd.	11,291	$230,656
APA Group	55,459	362,026
Aristocrat Leisure Ltd.	28,143	679,690
ASX Ltd.	9,028	395,729
Aurizon Holdings Ltd.	87,538	202,622
Australia & New Zealand Banking Group Ltd.	142,095	2,113,601
BHP Group Ltd.	241,848	6,617,710
BlueScope Steel Ltd.	23,761	286,561
Brambles Ltd.	67,498	602,650
Cochlear Ltd.	3,037	480,642
Coles Group Ltd.	62,242	727,320
Commonwealth Bank of Australia	81,150	5,101,312
Computershare Ltd.	25,535	370,721
CSL Ltd.	23,312	4,642,731
Dexus	48,906	261,119
Endeavour Group Ltd./Australia	62,014	248,622
Fortescue Metals Group Ltd.	80,126	1,003,295
Goodman Group	77,387	987,333
GPT Group (The)	88,307	240,547
IDP Education Ltd.	9,901	140,371
IGO Ltd.	37,371	347,072
Insurance Australia Group Ltd.	119,921	404,421
James Hardie Industries PLC(a)	20,966	515,957
Lendlease Corp. Ltd.	32,725	167,972
Lottery Corp. Ltd. (The)	104,572	338,395
Macquarie Group Ltd.	17,552	1,946,812
Medibank Pvt Ltd.	130,291	302,404
Mineral Resources Ltd.	7,970	367,125
Mirvac Group	181,542	271,511
National Australia Bank Ltd.	153,291	2,581,854
Newcrest Mining Ltd.	45,094	760,694
Northern Star Resources Ltd.	53,037	448,523
Orica Ltd.	19,660	195,364
Origin Energy Ltd.	82,917	449,322
Pilbara Minerals Ltd.	116,658	334,430
Qantas Airways Ltd.(a)	44,356	191,543
QBE Insurance Group Ltd.	69,921	663,131
Ramsay Health Care Ltd.	9,145	341,260
REA Group Ltd.	2,472	220,828
Reece Ltd.(b)	13,916	164,130
Rio Tinto Ltd.	17,379	1,211,039
Santos Ltd.	146,641	694,158
Scentre Group	237,124	417,857
SEEK Ltd.	15,854	242,295
Sonic Healthcare Ltd.	21,284	486,790
South32 Ltd.	218,512	558,637
Stockland	117,779	326,198
Suncorp Group Ltd.	60,160	518,669
Telstra Corp. Ltd.	194,875	552,635
Transurban Group	151,990	1,466,095
Treasury Wine Estates Ltd.	35,371	267,245
Vicinity Ltd.	183,714	221,580
Washington H Soul Pattinson & Co. Ltd.	10,292	214,903
Wesfarmers Ltd.	52,625	1,629,328
Westpac Banking Corp.	164,676	2,210,551
WiseTech Global Ltd.	6,887	334,720
Woodside Energy Group Ltd.	92,436	2,045,334
Woolworths Group Ltd.	58,879	1,436,300
Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	6,223	$444,279
		51,986,619
Austria — 0.0%
Erste Group Bank AG	16,072	522,103
OMV AG	6,889	307,721
Verbund AG	3,184	240,595
voestalpine AG(b)	5,533	171,804
		1,242,223
Belgium — 0.3%
Ageas SA/NV	8,060	322,450
Anheuser-Busch InBev SA/NV	41,969	2,238,835
Argenx SE(a)	2,634	1,025,946
D’ieteren Group	1,089	188,403
Elia Group SA/NV	1,546	187,101
Groupe Bruxelles Lambert NV	5,278	407,277
KBC Group NV	11,757	772,425
Sofina SA	689	142,589
Solvay SA	3,463	362,316
UCB SA	5,873	512,899
Umicore SA	9,009	250,449
Warehouses De Pauw CVA	7,102	199,801
		6,610,491
Canada — 3.2%
Agnico Eagle Mines Ltd.	23,423	1,191,942
Air Canada(a)	8,541	134,831
Algonquin Power & Utilities Corp.	31,055	261,708
Alimentation Couche-Tard Inc.	37,985	1,839,230
AltaGas Ltd.	13,351	226,402
ARC Resources Ltd.	32,537	392,122
Bank of Montreal	32,732	2,729,957
Bank of Nova Scotia (The)	56,402	2,724,331
Barrick Gold Corp.	82,679	1,397,169
BCE Inc.	3,541	159,743
Brookfield Asset Management Ltd.	16,376	500,629
Brookfield Corp.	65,497	1,967,081
Brookfield Renewable Corp., Class A	6,447	216,372
BRP Inc.	1,626	115,599
CAE Inc.(a)	15,023	307,211
Cameco Corp.	22,589	628,831
Canadian Apartment Properties REIT	4,082	147,493
Canadian Imperial Bank of Commerce	44,056	1,816,438
Canadian National Railway Co.	27,722	3,125,694
Canadian Natural Resources Ltd.	52,584	2,832,757
Canadian Pacific Kansas City Ltd.	43,888	3,344,217
Canadian Tire Corp. Ltd., Class A, NVS	2,718	326,480
Canadian Utilities Ltd., Class A, NVS	6,148	165,079
CCL Industries Inc., Class B, NVS	7,183	334,678
Cenovus Energy Inc.	67,299	1,075,297
CGI Inc.(a)	10,217	1,058,203
Constellation Software Inc./Canada	965	1,967,683
Descartes Systems Group Inc. (The)(a)	4,585	354,506
Dollarama Inc.	13,543	823,853
Element Fleet Management Corp.	21,865	331,639
Emera Inc.	14,376	592,725
Empire Co. Ltd., Class A, NVS	7,991	203,793
Enbridge Inc.	96,266	3,388,989
Fairfax Financial Holdings Ltd.	1,076	772,326
First Quantum Minerals Ltd.	27,552	577,222
FirstService Corp.	1,876	272,521

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fortis Inc.	21,984	$924,705
Franco-Nevada Corp.	9,403	1,366,500
George Weston Ltd.	3,587	421,932
GFL Environmental Inc.	10,192	367,888
Gildan Activewear Inc.	10,098	275,380
Great-West Lifeco Inc.	14,170	401,144
Hydro One Ltd.(c)	15,741	448,633
iA Financial Corp. Inc.	5,069	323,072
IGM Financial Inc.	4,061	119,302
Imperial Oil Ltd.	11,584	525,824
Intact Financial Corp.	8,156	1,201,981
Ivanhoe Mines Ltd., Class A(a)	29,034	212,595
Keyera Corp.	10,564	235,793
Kinross Gold Corp.	60,074	283,222
Loblaw Companies Ltd.	8,123	710,216
Lundin Mining Corp.	31,758	222,014
Magna International Inc.	13,421	649,349
Manulife Financial Corp.	91,108	1,687,931
Metro Inc.	11,455	602,579
National Bank of Canada	15,712	1,126,403
Northland Power Inc.	10,685	234,401
Nutrien Ltd.	24,710	1,301,848
Nuvei Corp.(a)(c)	2,736	85,839
Onex Corp.	3,613	163,603
Open Text Corp.	12,605	524,071
Pan American Silver Corp.	17,332	264,161
Parkland Corp.	7,303	182,158
Pembina Pipeline Corp.	25,718	778,644
Power Corp. of Canada	25,502	660,140
Quebecor Inc., Class B	8,073	192,503
RB Global Inc.	8,624	450,481
Restaurant Brands International Inc.	13,356	969,700
RioCan REIT	7,968	117,510
Rogers Communications Inc., Class B, NVS	16,567	730,413
Royal Bank of Canada	65,761	5,882,400
Saputo Inc.	11,773	304,580
Shopify Inc., Class A(a)	56,434	3,228,898
Sun Life Financial Inc.	27,476	1,330,790
Suncor Energy Inc.	64,274	1,800,619
TC Energy Corp.	47,968	1,867,130
Teck Resources Ltd., Class B	22,123	863,571
TELUS Corp.	20,466	387,761
TFI International Inc.	3,899	410,723
Thomson Reuters Corp.	8,085	1,028,090
TMX Group Ltd.	2,609	283,982
Toromont Industries Ltd.	3,862	298,718
Toronto-Dominion Bank (The)	86,239	4,881,477
Tourmaline Oil Corp.	14,520	607,006
West Fraser Timber Co. Ltd.	2,877	194,152
Wheaton Precious Metals Corp.	21,031	953,095
WSP Global Inc.	5,452	675,646
		82,065,324
Denmark — 0.9%
AP Moller - Maersk A/S, Class A	164	275,890
AP Moller - Maersk A/S, Class B, NVS	239	402,234
Carlsberg AS, Class B	4,674	705,800
Chr Hansen Holding A/S	5,293	385,173
Coloplast A/S, Class B	5,530	697,807
Danske Bank A/S(a)	31,541	643,255
Demant A/S(a)	5,105	194,349
Security	Shares	Value

Denmark (continued)
DSV A/S	9,457	$1,828,596
Genmab A/S(a)	3,028	1,191,993
Novo Nordisk A/S, Class B	78,920	12,700,666
Novozymes A/S, Class B	9,556	461,849
Orsted AS(c)	8,859	779,477
Pandora A/S	4,654	371,466
Rockwool A/S, Class B	404	96,517
Tryg A/S	16,843	383,380
Vestas Wind Systems A/S(a)	47,252	1,345,860
		22,464,312
Finland — 0.2%
Elisa OYJ	6,636	371,720
Fortum OYJ	20,852	277,847
Kesko OYJ, Class B	12,509	236,833
Kone OYJ, Class B	15,818	804,639
Metso Outotec OYJ	31,473	345,039
Neste OYJ	19,710	744,670
Nokia OYJ	254,906	1,031,204
Orion OYJ, Class B	4,994	211,757
Sampo OYJ, Class A	23,201	1,067,716
Stora Enso OYJ, Class R	27,276	346,031
UPM-Kymmene OYJ	24,867	747,548
Wartsila OYJ Abp	22,890	260,424
		6,445,428
France — 3.4%
Accor SA	8,080	269,076
Aeroports de Paris(a)	1,348	205,459
Air Liquide SA	25,019	4,192,002
Airbus SE	28,496	3,742,246
Alstom SA	14,867	410,299
Amundi SA(c)	2,887	162,926
ArcelorMittal SA	24,965	622,720
Arkema SA	2,828	247,024
AXA SA	86,465	2,451,341
BioMerieux	1,930	193,913
BNP Paribas SA	52,193	3,034,410
Bollore SE	42,210	270,821
Bouygues SA	10,757	345,132
Bureau Veritas SA	13,805	350,823
Capgemini SE	8,009	1,397,219
Carrefour SA	29,289	539,046
Cie. de Saint-Gobain	23,538	1,307,170
Cie. Generale des Etablissements Michelin SCA	31,591	901,459
Covivio(b)	2,470	121,284
Credit Agricole SA	58,098	667,862
Danone SA	30,447	1,802,125
Dassault Aviation SA	1,148	194,725
Dassault Systemes SE	33,402	1,472,605
Edenred	11,659	750,479
Eiffage SA	3,866	412,861
Engie SA	85,053	1,278,908
EssilorLuxottica SA(b)	14,015	2,538,161
Eurazeo SE	1,874	128,180
Eurofins Scientific SE(b)	6,388	422,113
Euronext NV(c)	4,110	274,240
Gecina SA	2,137	219,494
Getlink SE	20,774	353,465
Hermes International	1,483	3,025,058
Ipsen SA	1,739	201,626
Kering SA	3,644	1,948,307

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Klepierre SA	10,037	$228,080
La Francaise des Jeux SAEM(c)	4,544	175,676
Legrand SA	12,446	1,179,778
L’Oreal SA	11,592	4,963,068
LVMH Moet Hennessy Louis Vuitton SE	13,205	11,545,499
Orange SA	93,018	1,110,941
Pernod Ricard SA	10,089	2,185,467
Publicis Groupe SA	10,669	792,364
Remy Cointreau SA	1,062	163,753
Renault SA	9,156	307,528
Safran SA	15,957	2,317,669
Sanofi	54,231	5,533,025
Sartorius Stedim Biotech	1,288	339,536
Schneider Electric SE	26,051	4,506,790
SEB SA	1,290	121,689
Societe Generale SA	37,793	879,839
Sodexo SA	4,100	443,893
STMicroelectronics NV	32,304	1,406,082
Teleperformance	2,751	411,642
Thales SA	4,937	688,136
TotalEnergies SE	113,078	6,381,080
Unibail-Rodamco-Westfield, New(a)(b)	5,924	272,559
Valeo	10,914	210,028
Veolia Environnement SA	33,826	998,649
Vinci SA	25,943	2,955,348
Vivendi SE	36,774	326,702
Wendel SE	1,262	133,144
Worldline SA/France(a)(c)	11,139	434,182
		87,466,726
Germany — 2.2%
adidas AG	8,064	1,311,067
Allianz SE, Registered	19,540	4,184,463
BASF SE	44,779	2,129,606
Bayer AG, Registered	47,661	2,659,975
Bayerische Motoren Werke AG	16,371	1,785,344
Bechtle AG	3,870	152,286
Beiersdorf AG	4,692	598,744
Brenntag SE	7,211	567,093
Carl Zeiss Meditec AG, Bearer	1,892	212,889
Commerzbank AG(a)	47,143	476,880
Continental AG	5,053	337,276
Covestro AG(a)(c)	8,683	335,318
Daimler Truck Holding AG(a)	24,174	733,720
Delivery Hero SE(a)(b)(c)	7,581	284,706
Deutsche Bank AG, Registered	97,238	990,040
Deutsche Boerse AG	8,816	1,524,848
Deutsche Lufthansa AG, Registered(a)	30,886	303,917
Deutsche Post AG, Registered	45,977	2,073,279
Deutsche Telekom AG, Registered	154,673	3,431,506
E.ON SE	104,408	1,265,770
Evonik Industries AG	9,891	198,668
Fresenius Medical Care AG & Co. KGaA	9,578	410,010
Fresenius SE & Co. KGaA	22,020	603,835
GEA Group AG	7,192	303,113
Hannover Rueck SE	2,796	599,333
HeidelbergCement AG	6,741	483,572
HelloFresh SE(a)	7,834	187,199
Henkel AG & Co. KGaA	4,853	348,666
Infineon Technologies AG	63,118	2,349,820
Knorr-Bremse AG	3,387	232,378
Security	Shares	Value

Germany (continued)
LEG Immobilien SE(a)	3,396	$176,870
Mercedes-Benz Group AG	40,909	3,058,093
Merck KGaA	6,005	1,048,845
MTU Aero Engines AG	2,535	586,430
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,481	2,318,202
Nemetschek SE	2,694	211,442
Puma SE	4,925	235,387
QIAGEN NV(a)	10,951	495,993
Rational AG	229	153,908
Rheinmetall AG	1,979	501,340
RWE AG	29,884	1,251,458
SAP SE	49,655	6,511,048
Scout24 SE(c)	4,273	274,498
Siemens AG, Registered	36,641	6,029,750
Siemens Energy AG(a)	27,357	695,895
Siemens Healthineers AG(c)	14,293	811,668
Symrise AG	6,814	729,729
Talanx AG(a)	3,027	168,735
Telefonica Deutschland Holding AG	50,253	141,687
Volkswagen AG	1,506	227,908
Vonovia SE(b)	33,666	619,434
Zalando SE(a)(c)	10,390	302,139
		57,625,780
Hong Kong — 0.7%
AIA Group Ltd.	556,600	5,350,705
BOC Hong Kong Holdings Ltd.	186,500	553,467
Budweiser Brewing Co. APAC Ltd.(b)(c)	86,200	216,900
CK Asset Holdings Ltd.	101,000	544,406
CK Hutchison Holdings Ltd.	136,500	822,915
CK Infrastructure Holdings Ltd.	42,500	235,046
CLP Holdings Ltd.	88,000	641,143
ESR Group Ltd.(c)	95,000	140,295
Futu Holdings Ltd., ADR(a)(b)	2,639	97,274
Galaxy Entertainment Group Ltd.(a)	102,000	632,864
Hang Lung Properties Ltd.	112,000	177,384
Hang Seng Bank Ltd.	38,300	512,767
Henderson Land Development Co. Ltd.	48,000	152,297
HKT Trust & HKT Ltd., Class SS	190,000	242,793
Hong Kong & China Gas Co. Ltd.(b)	486,589	439,037
Hong Kong Exchanges & Clearing Ltd.	57,600	2,109,430
Hongkong Land Holdings Ltd.	58,000	248,607
Jardine Matheson Holdings Ltd.	6,500	311,682
Link REIT	127,760	742,924
MTR Corp. Ltd.	85,000	391,264
New World Development Co. Ltd.	45,333	108,303
Power Assets Holdings Ltd.	80,500	433,478
Sands China Ltd.(a)	102,800	333,359
Sino Land Co. Ltd.	118,000	153,487
SITC International Holdings Co. Ltd.	42,000	72,963
Sun Hung Kai Properties Ltd.	67,500	859,991
Swire Pacific Ltd., Class A	28,500	190,290
Swire Properties Ltd.	50,000	119,192
Techtronic Industries Co. Ltd.(b)	71,500	662,149
WH Group Ltd.(c)	423,000	221,141
Wharf Real Estate Investment Co. Ltd.	75,000	370,023
Xinyi Glass Holdings Ltd.	60,000	88,776
		18,176,352
Ireland — 0.2%
AIB Group PLC	39,044	161,405

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Bank of Ireland Group PLC	50,691	$479,017
CRH PLC	36,273	1,716,533
Flutter Entertainment PLC, Class DI(a)	8,433	1,656,266
Kerry Group PLC, Class A	7,478	729,368
Kingspan Group PLC	7,287	485,108
Smurfit Kappa Group PLC	11,611	413,702
		5,641,399
Israel — 0.2%
Azrieli Group Ltd.	1,956	102,856
Bank Hapoalim BM	55,127	443,769
Bank Leumi Le-Israel BM	73,123	512,799
Check Point Software Technologies Ltd.(a)(b)	4,935	615,937
CyberArk Software Ltd.(a)	1,904	294,606
Elbit Systems Ltd.	1,253	256,295
ICL Group Ltd.	33,240	180,992
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	54,827	264,134
Mizrahi Tefahot Bank Ltd.	6,627	212,628
Monday.com Ltd.(a)	913	164,523
Nice Ltd.(a)	2,959	606,770
Teva Pharmaceutical Industries Ltd., ADR(a)	53,404	384,509
Tower Semiconductor Ltd.(a)	5,216	215,534
Wix.com Ltd.(a)(b)	2,543	193,828
		4,449,184
Italy — 0.7%
Amplifon SpA	5,884	204,098
Assicurazioni Generali SpA	51,537	979,048
CNH Industrial NV	47,762	611,331
Davide Campari-Milano NV	24,720	323,439
DiaSorin SpA	1,133	117,024
Enel SpA	393,407	2,476,104
Eni SpA	117,293	1,560,788
Ferrari NV	5,832	1,669,367
FinecoBank Banca Fineco SpA	32,442	433,365
Infrastrutture Wireless Italiane SpA(c)	16,105	205,339
Intesa Sanpaolo SpA	767,274	1,781,958
Mediobanca Banca di Credito Finanziario SpA	29,354	324,469
Moncler SpA	9,588	652,532
Nexi SpA(a)(c)	35,076	275,829
Poste Italiane SpA(c)	24,744	257,209
Prysmian SpA	11,941	444,129
Recordati Industria Chimica e Farmaceutica SpA	4,909	214,094
Snam SpA	94,453	495,118
Stellantis NV	105,494	1,607,564
Telecom Italia SpA/Milano(a)	492,666	130,955
Tenaris SA	22,222	275,855
Terna - Rete Elettrica Nazionale	65,886	553,592
UniCredit SpA	90,577	1,746,531
		17,339,738
Japan — 6.2%
Advantest Corp.	9,200	1,178,166
Aeon Co. Ltd.	27,100	535,974
AGC Inc.	8,300	302,322
Aisin Corp.	4,300	123,385
Ajinomoto Co. Inc.	21,600	839,054
ANA Holdings Inc.(a)	4,800	106,472
Asahi Group Holdings Ltd.	21,400	830,098
Asahi Intecc Co. Ltd.	12,100	230,572
Asahi Kasei Corp.	68,500	464,562
Security	Shares	Value

Japan (continued)
Astellas Pharma Inc.	86,400	$1,367,033
Azbil Corp.	3,600	113,650
Bandai Namco Holdings Inc.	27,300	639,313
BayCurrent Consulting Inc.	6,500	237,583
Bridgestone Corp.	28,400	1,154,570
Brother Industries Ltd.	14,900	215,893
Canon Inc.	45,100	1,117,889
Capcom Co. Ltd.	9,000	350,835
Central Japan Railway Co.	7,300	887,891
Chiba Bank Ltd.(The)	23,400	145,995
Chubu Electric Power Co. Inc.	26,800	320,139
Chugai Pharmaceutical Co. Ltd.	33,900	912,388
Concordia Financial Group Ltd.	46,700	180,543
CyberAgent Inc.	19,800	140,163
Dai Nippon Printing Co. Ltd.	10,900	310,362
Daifuku Co. Ltd.	14,500	292,953
Dai-ichi Life Holdings Inc.	45,100	771,378
Daiichi Sankyo Co. Ltd.	88,400	2,874,695
Daikin Industries Ltd.	12,600	2,390,958
Daito Trust Construction Co. Ltd.	3,100	294,425
Daiwa House Industry Co. Ltd.	28,800	751,076
Daiwa House REIT Investment Corp.	142	297,955
Daiwa Securities Group Inc.	74,100	336,041
Denso Corp.	20,600	1,268,430
Dentsu Group Inc.	12,900	413,578
Disco Corp.	3,900	567,325
East Japan Railway Co.	14,400	793,826
Eisai Co. Ltd.	12,700	807,819
ENEOS Holdings Inc.	160,800	534,061
FANUC Corp.	48,000	1,641,784
Fast Retailing Co. Ltd.	8,400	1,963,741
Fuji Electric Co. Ltd.	5,200	218,124
FUJIFILM Holdings Corp.	18,500	1,130,613
Fujitsu Ltd.	8,400	1,065,625
GLP J-Reit	204	216,394
GMO Payment Gateway Inc.	1,400	110,407
Hakuhodo DY Holdings Inc.	14,800	154,844
Hamamatsu Photonics KK	4,700	238,909
Hankyu Hanshin Holdings Inc.	14,700	467,059
Hikari Tsushin Inc.	600	86,588
Hirose Electric Co. Ltd.	1,100	148,911
Hitachi Construction Machinery Co. Ltd.	3,100	76,430
Hitachi Ltd.	46,300	2,664,680
Honda Motor Co. Ltd.	76,300	2,171,095
Hoshizaki Corp.	3,200	114,904
Hoya Corp.	16,800	2,106,227
Hulic Co.Ltd.	19,100	159,122
Ibiden Co. Ltd.	3,100	168,768
Idemitsu Kosan Co. Ltd.	6,100	118,282
Iida Group Holdings Co. Ltd.	4,300	70,946
Inpex Corp.	45,800	481,242
Isuzu Motors Ltd.	25,000	289,970
ITOCHU Corp.	58,300	1,968,090
Itochu Techno-Solutions Corp.	2,800	72,816
Japan Airlines Co. Ltd.	4,200	80,263
Japan Exchange Group Inc.	22,900	373,943
Japan Metropolitan Fund Invest	364	257,388
Japan Post Bank Co. Ltd.	70,300	524,830
Japan Post Holdings Co. Ltd.	114,100	804,535
Japan Post Insurance Co. Ltd.	5,800	86,937

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Real Estate Investment Corp.	56	$212,891
Japan Tobacco Inc.	61,200	1,334,437
JFE Holdings Inc.	22,300	275,510
JSR Corp.	5,900	142,035
Kajima Corp.	21,100	295,374
Kansai Electric Power Co. Inc. (The)	36,500	418,705
Kao Corp.	21,800	759,701
Kawasaki Kisen Kaisha Ltd.	6,600	148,509
KDDI Corp.	71,500	2,204,453
Keio Corp.	3,000	105,571
Keisei Electric Railway Co. Ltd.	3,800	145,689
Keyence Corp.	9,300	4,508,435
Kikkoman Corp.	6,400	377,055
Kintetsu Group Holdings Co. Ltd.	8,400	277,860
Kirin Holdings Co. Ltd.	40,000	597,002
Kobayashi Pharmaceutical Co. Ltd.	1,600	90,563
Kobe Bussan Co. Ltd.	4,000	110,241
Koei Tecmo Holdings Co. Ltd.	3,400	57,169
Koito Manufacturing Co. Ltd.	6,000	112,482
Komatsu Ltd.	41,500	973,828
Konami Group Corp.	4,400	232,963
Kose Corp.	1,200	120,278
Kubota Corp.	45,900	631,072
Kurita Water Industries Ltd.	2,900	118,518
Kyocera Corp.	17,400	987,105
Kyowa Kirin Co. Ltd.	15,900	306,040
Lasertec Corp.	3,700	580,949
Lixil Corp.	15,800	203,288
M3 Inc.	20,900	463,899
Makita Corp.	7,100	191,960
Marubeni Corp.	82,000	1,168,603
MatsukiyoCocokara & Co.	5,600	299,765
Mazda Motor Corp.	24,600	208,691
McDonald’s Holdings Co. Japan Ltd.(b)	4,700	193,296
MEIJI Holdings Co. Ltd.	11,000	246,836
MINEBEA MITSUMI Inc.	18,600	357,531
MISUMI Group Inc.	16,300	354,319
Mitsubishi Chemical Group Corp.	69,300	388,418
Mitsubishi Corp.	60,100	2,402,798
Mitsubishi Electric Corp.	93,200	1,213,141
Mitsubishi Estate Co. Ltd.	53,800	616,109
Mitsubishi HC Capital Inc.	27,300	148,090
Mitsubishi Heavy Industries Ltd.	14,100	594,334
Mitsubishi UFJ Financial Group Inc.	545,800	3,629,454
Mitsui & Co. Ltd.	62,800	1,978,828
Mitsui Chemicals Inc.	9,700	244,500
Mitsui Fudosan Co. Ltd.	42,700	814,177
Mitsui OSK Lines Ltd.	17,200	391,165
Mizuho Financial Group Inc.	118,290	1,738,849
MonotaRO Co. Ltd.	15,300	212,156
MS&AD Insurance Group Holdings Inc.	21,000	719,589
Murata Manufacturing Co. Ltd.	26,000	1,519,600
NEC Corp.	10,300	483,386
Nexon Co. Ltd.	22,400	456,516
NGK Insulators Ltd.	15,500	186,773
Nidec Corp.	21,000	1,040,655
Nintendo Co. Ltd.	51,600	2,191,141
Nippon Building Fund Inc.	82	328,210
Nippon Express Holdings Inc.	2,200	123,354
Nippon Paint Holdings Co. Ltd.	36,700	281,036
Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	143	$299,629
Nippon Sanso Holdings Corp.	10,000	204,499
Nippon Shinyaku Co. Ltd.	1,400	64,227
Nippon Steel Corp.	38,147	742,697
Nippon Telegraph & Telephone Corp.	56,500	1,605,205
Nippon Yusen KK	22,000	468,200
Nissan Chemical Corp.	4,800	208,225
Nissan Motor Co. Ltd.	115,600	430,536
Nisshin Seifun Group Inc.	5,800	72,774
Nissin Foods Holdings Co. Ltd.	3,400	290,120
Nitori Holdings Co. Ltd.	3,600	438,630
Nitto Denko Corp.	6,000	426,632
Nomura Holdings Inc.	160,900	565,477
Nomura Real Estate Holdings Inc.	3,500	84,588
Nomura Real Estate Master Fund Inc.	204	239,805
Nomura Research Institute Ltd.	17,800	447,826
NTT Data Corp.	26,400	377,386
Obayashi Corp.	26,900	216,476
Obic Co. Ltd.	3,800	614,675
Odakyu Electric Railway Co. Ltd.	16,600	241,678
Oji Holdings Corp.	39,700	152,776
Olympus Corp.	62,100	940,461
Omron Corp.	7,000	421,830
Ono Pharmaceutical Co. Ltd.	18,800	351,543
Open House Group Co. Ltd.	2,400	92,039
Oracle Corp. Japan(a)	1,100	84,159
Oriental Land Co. Ltd./Japan	52,200	1,955,031
ORIX Corp.	59,500	1,011,397
Osaka Gas Co. Ltd.	18,900	299,636
Otsuka Corp.	3,300	124,289
Otsuka Holdings Co. Ltd.	19,400	719,773
Pan Pacific International Holdings Corp.	20,000	340,900
Panasonic Holdings Corp.	112,300	1,172,938
Persol Holdings Co. Ltd.	5,200	98,056
Rakuten Group Inc.	41,300	170,312
Recruit Holdings Co. Ltd.	66,800	2,043,564
Renesas Electronics Corp.(a)	54,700	885,330
Resona Holdings Inc.	107,500	487,644
Ricoh Co. Ltd.	27,500	229,410
Rohm Co. Ltd.	3,000	253,172
SBI Holdings Inc.	15,100	282,279
SCSK Corp.	4,600	72,749
Secom Co. Ltd.	10,500	687,661
Seiko Epson Corp.	16,100	244,161
Sekisui Chemical Co. Ltd.	19,000	261,882
Sekisui House Ltd.	26,000	507,436
Seven & i Holdings Co. Ltd.	38,000	1,590,764
SG Holdings Co. Ltd.	17,300	253,801
Sharp Corp./Japan(a)(b)	6,200	35,521
Shimadzu Corp.	14,900	460,794
Shimano Inc.	3,400	532,964
Shimizu Corp.	24,100	145,953
Shin-Etsu Chemical Co. Ltd.	86,865	2,674,254
Shionogi & Co.Ltd.	12,200	548,099
Shiseido Co. Ltd.	19,700	894,603
Shizuoka Financial Group Inc., NVS	21,000	154,261
SMC Corp.	2,900	1,554,801
SoftBank Corp.	135,100	1,439,660
SoftBank Group Corp.	49,500	1,947,724
Sompo Holdings Inc.	17,200	699,218

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sony Group Corp.	60,700	$5,692,466
Square Enix Holdings Co. Ltd.	4,500	201,544
Subaru Corp.	25,900	444,242
SUMCO Corp.	17,700	251,948
Sumitomo Chemical Co. Ltd.	75,100	223,628
Sumitomo Corp.	48,800	921,017
Sumitomo Electric Industries Ltd.	38,000	449,815
Sumitomo Metal Mining Co. Ltd.	11,400	345,619
Sumitomo Mitsui Financial Group Inc.	63,200	2,564,760
Sumitomo Mitsui Trust Holdings Inc.	17,800	627,170
Sumitomo Realty & Development Co. Ltd.	17,000	409,990
Suntory Beverage & Food Ltd.	6,900	253,793
Suzuki Motor Corp.	18,700	615,771
Sysmex Corp.	8,300	543,219
T&D Holdings Inc.	23,700	321,820
Taisei Corp.	9,400	298,689
Takeda Pharmaceutical Co. Ltd.	72,326	2,301,852
TDK Corp.	19,300	736,283
Terumo Corp.	29,100	885,278
TIS Inc.	12,300	344,221
Tobu Railway Co. Ltd.	5,500	143,876
Toho Co. Ltd./Tokyo	6,100	239,905
Tokio Marine Holdings Inc.	84,500	1,891,686
Tokyo Electric Power Co. Holdings Inc.(a)	86,900	300,083
Tokyo Electron Ltd.	22,200	3,019,321
Tokyo Gas Co. Ltd.	18,900	402,664
Tokyu Corp.	22,600	291,861
Toppan Inc.	15,600	333,254
Toray Industries Inc.	72,400	381,909
Toshiba Corp.	20,300	654,848
Tosoh Corp.	15,400	176,914
TOTO Ltd.	7,100	215,019
Toyota Industries Corp.	6,400	394,660
Toyota Motor Corp.	508,900	6,932,137
Toyota Tsusho Corp.	9,200	404,110
Trend Micro Inc./Japan	5,700	271,059
Unicharm Corp.	19,800	751,967
USS Co. Ltd.	6,400	104,003
Welcia Holdings Co. Ltd.	2,700	57,024
West Japan Railway Co.	12,500	523,520
Yakult Honsha Co. Ltd.	6,100	396,252
Yamaha Corp.	6,800	268,994
Yamaha Motor Co. Ltd.	16,700	410,861
Yamato Holdings Co. Ltd.	16,500	301,838
Yaskawa Electric Corp.	11,000	463,745
Yokogawa Electric Corp.	14,700	276,802
Z Holdings Corp.	139,700	347,214
ZOZO Inc.	3,600	73,280
		159,971,802
Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	20,763	303,341
Adyen NV(a)(c)	1,054	1,726,284
Aegon NV	92,000	404,264
AerCap Holdings NV(a)	8,104	462,576
Akzo Nobel NV	8,770	661,067
ASM International NV	2,199	956,770
ASML Holding NV	19,230	13,909,565
Coca-Cola Europacific Partners PLC	9,591	598,382
DSM-Firmenich AG(a)	8,283	921,139
EXOR NV, NVS(a)	5,216	433,165
Security	Shares	Value

Netherlands (continued)
Heineken Holding NV	5,114	$435,228
Heineken NV	12,315	1,246,013
IMCD NV	2,730	411,514
ING Groep NV(a)	173,005	2,131,610
JDE Peet’s NV	4,985	144,828
Just Eat Takeaway.com NV(a)(c)	8,903	134,651
Koninklijke Ahold Delhaize NV	46,636	1,478,471
Koninklijke KPN NV	161,892	556,948
Koninklijke Philips NV	45,403	857,781
NN Group NV	12,939	466,803
OCI NV	4,205	93,333
Prosus NV	38,311	2,524,871
Randstad NV	5,916	290,213
Universal Music Group NV	34,675	687,849
Wolters Kluwer NV	12,721	1,453,046
		33,289,712
New Zealand — 0.1%
Auckland International Airport Ltd.(a)	59,066	315,697
EBOS Group Ltd.	7,686	194,511
Fisher & Paykel Healthcare Corp. Ltd.	28,409	396,740
Mercury NZ Ltd.	33,016	130,403
Meridian Energy Ltd.	61,106	195,108
Spark New Zealand Ltd.	88,291	274,038
		1,506,497
Norway — 0.2%
Adevinta ASA(a)	11,992	83,918
Aker BP ASA	14,741	319,597
DNB Bank ASA	43,337	725,978
Equinor ASA	48,174	1,222,803
Gjensidige Forsikring ASA	9,472	159,224
Kongsberg Gruppen ASA	4,213	168,861
Mowi ASA	18,387	315,733
Norsk Hydro ASA	69,232	419,015
Orkla ASA	35,422	254,979
Salmar ASA	3,299	145,557
Telenor ASA	32,827	337,555
Yara International ASA	7,753	289,721
		4,442,941
Portugal — 0.1%
EDP - Energias de Portugal SA	150,421	734,791
Galp Energia SGPS SA	23,691	250,885
Jeronimo Martins SGPS SA	13,337	322,307
		1,307,983
Singapore — 0.4%
CapitaLand Ascendas REIT	156,416	312,181
CapitaLand Integrated Commercial Trust	233,476	345,330
Capitaland Investment Ltd/Singapore	127,500	312,039
City Developments Ltd.	19,900	99,298
DBS Group Holdings Ltd.	85,200	1,907,634
Genting Singapore Ltd.	286,300	213,747
Grab Holdings Ltd., Class A(a)(b)	50,983	151,929
Jardine Cycle & Carriage Ltd.	5,400	129,076
Keppel Corp. Ltd.	67,100	312,898
Mapletree Logistics Trust	149,500	183,382
Mapletree Pan Asia Commercial Trust	104,200	127,144
Oversea-Chinese Banking Corp. Ltd.	157,200	1,425,028
Sea Ltd., ADR(a)	17,576	1,009,038
Seatrium Ltd.(a)	2,418,886	219,782
Singapore Airlines Ltd.	64,300	304,668

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.	29,800	$204,354
Singapore Technologies Engineering Ltd.	70,800	191,612
Singapore Telecommunications Ltd.	393,700	724,207
United Overseas Bank Ltd.	59,300	1,225,189
UOL Group Ltd.	21,500	100,979
Venture Corp. Ltd.	16,100	180,625
Wilmar International Ltd.	89,300	258,264
		9,938,404
Spain — 0.7%
Acciona SA	1,215	196,923
ACS Actividades de Construccion y Servicios SA	12,757	425,713
Aena SME SA(c)	3,469	544,312
Amadeus IT Group SA(a)	22,278	1,598,781
Banco Bilbao Vizcaya Argentaria SA	288,814	1,898,861
Banco Santander SA	808,007	2,639,783
CaixaBank SA	206,880	760,352
Cellnex Telecom SA(c)	26,373	1,068,778
Corp. ACCIONA Energias Renovables SA	3,890	129,670
EDP Renovaveis SA	12,923	256,962
EDP Renovaveis SA	172	3,420
Enagas SA	2,268	43,336
Endesa SA	14,963	324,478
Ferrovial SA	23,321	723,593
Grifols SA(a)	14,164	164,810
Iberdrola SA	278,247	3,397,902
Industria de Diseno Textil SA	53,469	1,788,846
Naturgy Energy Group SA	9,209	262,841
Red Electrica Corp. SA	5,764	97,747
Repsol SA	67,556	915,548
Telefonica SA	253,071	1,077,770
		18,320,426
Sweden — 0.9%
Alfa Laval AB	14,721	530,349
Assa Abloy AB, Class B	45,964	1,022,191
Atlas Copco AB, Class A	126,113	1,844,848
Atlas Copco AB, Class B	72,693	918,035
Beijer Ref AB	16,098	238,092
Boliden AB(b)	12,532	382,875
Embracer Group AB(a)(b)	41,569	95,978
Epiroc AB, Class A	30,809	541,161
Epiroc AB, Class B	18,370	278,124
EQT AB	18,398	349,590
Essity AB, Class B	29,140	776,008
Evolution AB(c)	9,220	1,217,118
Fastighets AB Balder, Class B(a)	29,826	100,672
Getinge AB, Class B	10,748	248,204
H & M Hennes & Mauritz AB, Class B	35,831	447,681
Hexagon AB, Class B	92,148	1,070,511
Holmen AB, Class B	3,617	137,075
Husqvarna AB, Class B	19,982	148,139
Industrivarden AB, Class A	5,419	146,078
Industrivarden AB, Class C	7,568	202,729
Indutrade AB	12,446	293,820
Investment AB Latour, Class B	7,053	140,170
Investor AB, Class A	23,347	481,474
Investor AB, Class B	84,636	1,725,448
Kinnevik AB, Class B(a)	11,487	165,811
L E Lundbergforetagen AB, Class B	3,591	149,834
Lifco AB, Class B	11,039	233,924
Nibe Industrier AB, Class B	77,355	740,239
Security	Shares	Value

Sweden (continued)
Nordea Bank Abp	162,886	$1,607,895
Saab AB, Class B	3,828	208,406
Sagax AB, Class B	11,913	235,824
Sandvik AB	52,538	926,208
Securitas AB, Class B	23,289	172,110
Skandinaviska Enskilda Banken AB, Class A	75,831	796,019
Skanska AB, Class B	16,033	211,836
SKF AB, Class B	17,997	286,365
Svenska Cellulosa AB SCA, Class B	27,797	369,578
Svenska Handelsbanken AB, Class A	67,403	533,641
Swedbank AB, Class A	42,265	649,330
Swedish Orphan Biovitrum AB(a)(b)	8,037	161,693
Tele2 AB, Class B	23,685	215,525
Telefonaktiebolaget LM Ericsson, Class B	133,104	688,260
Telia Co. AB	126,282	294,475
Volvo AB, Class A	9,547	184,372
Volvo AB, Class B	74,332	1,373,771
Volvo Car AB, Class B(a)(b)	27,578	95,200
		23,636,686
Switzerland — 2.8%
ABB Ltd., Registered	74,279	2,713,199
Adecco Group AG, Registered	8,276	247,298
Alcon Inc.	23,600	1,836,708
Bachem Holding AG, Class A	1,441	151,744
Baloise Holding AG, Registered	2,428	373,274
Banque Cantonale Vaudoise, Registered	1,317	132,856
Barry Callebaut AG, Registered	184	372,406
BKW AG	1,344	241,632
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	575,203
Chocoladefabriken Lindt & Spruengli AG, Registered	5	605,081
Cie. Financiere Richemont SA, Class A, Registered	25,237	4,018,121
Clariant AG, Registered	11,600	167,215
EMS-Chemie Holding AG, Registered	364	282,211
Geberit AG, Registered	1,625	862,140
Givaudan SA, Registered	428	1,410,680
Helvetia Holding AG, Registered	1,774	251,856
Holcim AG	26,781	1,654,635
Julius Baer Group Ltd.	11,858	728,243
Kuehne + Nagel International AG, Registered	2,409	686,784
Logitech International SA, Registered	9,218	589,619
Lonza Group AG, Registered	3,487	2,187,065
Nestle SA, Registered	131,489	15,586,209
Novartis AG, Registered	97,973	9,390,390
Partners Group Holding AG	1,136	1,026,986
Roche Holding AG, Bearer	1,299	439,736
Roche Holding AG, NVS	33,445	10,652,529
Schindler Holding AG, Participation Certificates, NVS	2,184	453,903
Schindler Holding AG, Registered	1,026	206,398
SGS SA	6,375	565,823
SIG Group AG	13,667	373,799
Sika AG, Registered	6,722	1,839,281
Sonova Holding AG, Registered	2,536	651,310
Straumann Holding AG	5,290	777,200
Swatch Group AG (The), Bearer(b)	1,523	453,892
Swatch Group AG (The), Registered	2,818	158,386
Swiss Life Holding AG, Registered	1,411	816,362
Swiss Prime Site AG, Registered	4,042	341,869
Swiss Re AG	13,736	1,376,995
Swisscom AG, Registered	1,126	713,317

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Temenos AG, Registered	3,583	$303,049
UBS Group AG, Registered	151,623	2,890,742
VAT Group AG(c)	1,426	589,498
Zurich Insurance Group AG	7,221	3,380,741
		73,076,385
United Kingdom — 4.1%
3i Group PLC	48,567	1,184,790
abrdn PLC	84,412	209,169
Admiral Group PLC	9,672	280,167
Anglo American PLC	60,424	1,664,577
Antofagasta PLC	18,303	304,546
Ashtead Group PLC	20,768	1,268,376
Associated British Foods PLC	16,509	375,443
AstraZeneca PLC	73,610	10,721,336
Auto Trader Group PLC(c)	44,495	349,198
Aviva PLC	138,168	678,302
BAE Systems PLC	148,744	1,719,115
Barclays PLC	785,065	1,482,652
Barratt Developments PLC	47,280	273,197
Berkeley Group Holdings PLC	5,194	254,224
BP PLC	845,371	4,749,312
British American Tobacco PLC	101,768	3,221,423
British Land Co. PLC (The)	40,824	174,690
BT Group PLC	329,570	602,038
Bunzl PLC	15,637	612,160
Burberry Group PLC	18,761	503,141
Centrica PLC	271,787	397,762
Coca-Cola HBC AG, Class DI	9,297	276,199
Compass Group PLC	83,425	2,286,194
Croda International PLC	6,465	490,725
DCC PLC	4,552	260,845
Diageo PLC	107,602	4,473,284
Endeavour Mining PLC	8,873	237,528
Entain PLC	28,149	464,028
Experian PLC	42,755	1,508,503
Glencore PLC	489,300	2,502,354
GSK PLC	193,057	3,240,310
Haleon PLC	233,344	923,041
Halma PLC	17,626	529,003
Hargreaves Lansdown PLC	16,494	164,676
Hikma Pharmaceuticals PLC	8,026	179,394
HSBC Holdings PLC	950,885	6,969,325
Imperial Brands PLC	42,581	897,647
Informa PLC	69,743	605,510
InterContinental Hotels Group PLC	8,555	562,925
Intertek Group PLC	7,504	388,061
J Sainsbury PLC	81,068	273,203
JD Sports Fashion PLC	119,655	227,018
Johnson Matthey PLC	8,995	193,837
Kingfisher PLC	97,535	280,549
Land Securities Group PLC	32,677	245,496
Legal & General Group PLC	268,299	762,600
Lloyds Banking Group PLC	3,287,669	1,811,399
London Stock Exchange Group PLC	19,163	2,042,863
M&G PLC	120,561	297,827
Mondi PLC	22,602	350,373
National Grid PLC	178,051	2,453,041
NatWest Group PLC, NVS	248,390	804,828
Next PLC	6,194	490,051
Ocado Group PLC(a)(b)	22,183	102,120
Security	Shares	Value

United Kingdom (continued)
Pearson PLC	34,986	$347,133
Persimmon PLC	14,960	223,938
Phoenix Group Holdings PLC	32,491	223,570
Prudential PLC	131,597	1,729,156
Reckitt Benckiser Group PLC	34,343	2,670,564
RELX PLC	92,872	2,904,540
Rentokil Initial PLC	118,205	940,270
Rio Tinto PLC	53,578	3,166,006
Rolls-Royce Holdings PLC(a)	387,656	692,550
Sage Group PLC (The)	51,174	554,568
Schroders PLC	34,134	193,841
Segro PLC	55,702	553,675
Severn Trent PLC	11,613	401,191
Shell PLC	327,307	8,998,640
Smith & Nephew PLC	40,790	611,124
Smiths Group PLC	18,407	368,299
Spirax-Sarco Engineering PLC	3,381	460,853
SSE PLC	48,405	1,135,332
St. James’s Place PLC	25,053	348,817
Standard Chartered PLC	122,054	961,874
Taylor Wimpey PLC	182,887	260,492
Tesco PLC	363,988	1,182,746
Unilever PLC	122,225	6,115,526
United Utilities Group PLC	31,616	398,720
Vodafone Group PLC	1,096,660	1,042,847
Whitbread PLC	9,376	384,582
Wise PLC(a)	29,386	212,163
WPP PLC	55,286	587,648
		105,991,040
United States — 68.6%
3M Co.	26,412	2,464,504
A O Smith Corp.	6,460	413,052
Abbott Laboratories	83,202	8,486,604
AbbVie Inc.	84,232	11,620,647
Accenture PLC, Class A	30,180	9,232,666
Activision Blizzard Inc.	35,612	2,856,082
Adobe Inc.(a)	22,091	9,229,399
Advance Auto Parts Inc.	2,982	217,358
Advanced Micro Devices Inc.(a)	77,372	9,146,144
AECOM	6,232	486,408
AES Corp. (The)	31,510	622,007
Aflac Inc.	28,144	1,807,126
Agilent Technologies Inc.	14,149	1,636,615
Air Products and Chemicals Inc.	10,659	2,868,763
Airbnb Inc., Class A(a)	19,760	2,169,055
Akamai Technologies Inc.(a)	7,806	719,089
Albemarle Corp.	5,538	1,071,769
Albertsons Companies Inc., Class A	13,716	279,258
Alcoa Corp.	8,671	275,044
Alexandria Real Estate Equities Inc.	7,478	848,454
Align Technology Inc.(a)	3,492	987,049
Allegion PLC	4,232	443,260
Alliant Energy Corp.	12,233	629,510
Allstate Corp. (The)	12,706	1,377,966
Ally Financial Inc.	17,151	457,417
Alnylam Pharmaceuticals Inc.(a)(b)	6,055	1,120,236
Alphabet Inc., Class A(a)	285,076	35,027,288
Alphabet Inc., Class C, NVS(a)	256,732	31,673,027
Altria Group Inc.	86,267	3,831,980
Amazon.com Inc.(a)	441,280	53,209,542

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Amcor PLC	73,623	$709,726
AMERCO	4,048	187,382
Ameren Corp.	12,136	983,866
American Electric Power Co. Inc.	24,420	2,029,790
American Express Co.	30,071	4,768,058
American Financial Group Inc./OH	3,092	347,139
American Homes 4 Rent, Class A	15,278	523,730
American International Group Inc.	35,607	1,881,118
American Tower Corp.	22,031	4,063,398
American Water Works Co. Inc.	9,191	1,327,640
Ameriprise Financial Inc.	5,313	1,585,771
AmerisourceBergen Corp.	8,217	1,398,123
AMETEK Inc.	10,839	1,572,414
Amgen Inc.	25,308	5,584,210
Amphenol Corp., Class A	27,825	2,099,396
Analog Devices Inc.	24,291	4,316,268
Annaly Capital Management Inc.	21,566	407,166
Ansys Inc.(a)	4,063	1,314,746
Aon PLC, Class A	10,024	3,090,299
APA Corp.	15,778	501,425
Apollo Global Management Inc.	18,877	1,261,927
Apple Inc.	756,256	134,046,376
Applied Materials Inc.	40,222	5,361,593
Aptiv PLC(a)	12,600	1,109,808
Aramark	11,155	440,399
Arch Capital Group Ltd.(a)	16,447	1,146,356
Archer-Daniels-Midland Co.	26,420	1,866,573
Ares Management Corp., Class A	8,450	735,911
Arista Networks Inc.(a)	11,696	1,945,513
Arrow Electronics Inc.(a)	3,466	438,934
Arthur J Gallagher & Co.	10,114	2,026,138
Aspen Technology Inc.(a)	1,363	223,423
Assurant Inc.	2,531	303,695
AT&T Inc.	339,153	5,334,877
Atlassian Corp., NVS(a)(b)	7,084	1,280,716
Atmos Energy Corp.	7,129	821,831
Autodesk Inc.(a)	10,338	2,061,294
Automatic Data Processing Inc.	19,653	4,107,280
AutoZone Inc.(a)	903	2,155,317
AvalonBay Communities Inc.	6,525	1,135,219
Avantor Inc.(a)	33,874	675,448
Avery Dennison Corp.	3,898	628,085
Axon Enterprise Inc.(a)	3,202	617,698
Baker Hughes Co.	48,836	1,330,781
Ball Corp.	15,583	797,226
Bank of America Corp.	345,333	9,596,804
Bank of New York Mellon Corp. (The)	35,588	1,430,638
Bath & Body Works Inc.	9,989	352,012
Baxter International Inc.	23,467	955,576
Becton Dickinson & Co.	13,368	3,231,848
Bentley Systems Inc., Class B	8,671	422,971
Berkshire Hathaway Inc., Class B(a)	62,003	19,907,923
Best Buy Co. Inc.	9,953	723,285
Bill.com Holdings Inc.(a)(b)	4,534	469,632
Biogen Inc.(a)	6,903	2,046,118
BioMarin Pharmaceutical Inc.(a)	8,922	775,679
Bio-Rad Laboratories Inc., Class A(a)	1,070	399,485
Bio-Techne Corp.	7,265	594,204
Black Knight Inc.(a)	7,734	446,871
BlackRock Inc.(d)	7,074	4,651,509
Security	Shares	Value

United States (continued)
Blackstone Inc., NVS	33,189	$2,842,306
Block Inc.(a)	25,297	1,527,686
Boeing Co. (The)(a)	27,237	5,602,651
Booking Holdings Inc.(a)	1,800	4,515,786
Booz Allen Hamilton Holding Corp.	6,777	681,631
BorgWarner Inc.	11,618	515,026
Boston Properties Inc.	7,023	341,809
Boston Scientific Corp.(a)	68,832	3,543,471
Bristol-Myers Squibb Co.	102,011	6,573,589
Broadcom Inc.	19,959	16,126,074
Broadridge Financial Solutions Inc.	5,552	814,589
Brown & Brown Inc.	11,377	709,128
Brown-Forman Corp., Class B	14,605	902,151
Builders FirstSource Inc.(a)	6,597	764,922
Bunge Ltd.	6,846	634,213
Burlington Stores Inc.(a)	3,172	477,259
Cadence Design Systems Inc.(a)	12,914	2,981,972
Caesars Entertainment Inc.(a)	10,208	418,630
Camden Property Trust	4,672	488,084
Campbell Soup Co.	9,833	497,058
Capital One Financial Corp.	18,331	1,910,274
Cardinal Health Inc.	12,265	1,009,409
Carlisle Companies Inc.	2,237	475,228
Carlyle Group Inc.(The)	7,972	218,513
CarMax Inc.(a)(b)	7,691	555,367
Carnival Corp.(a)	50,433	566,363
Carrier Global Corp.	38,935	1,592,441
Catalent Inc.(a)	7,955	296,165
Caterpillar Inc.	24,962	5,135,931
Cboe Global Markets Inc.	4,614	610,986
CBRE Group Inc., Class A(a)(b)	15,750	1,179,990
CDW Corp./DE	6,450	1,107,400
Celanese Corp.	5,235	544,545
Centene Corp.(a)	27,473	1,714,590
CenterPoint Energy Inc.	31,655	892,988
Ceridian HCM Holding Inc.(a)	6,692	413,900
CF Industries Holdings Inc.	8,943	550,084
CH Robinson Worldwide Inc.(b)	6,273	593,049
Charles River Laboratories International Inc.(a)	2,313	447,288
Charles Schwab Corp. (The)	71,823	3,784,354
Charter Communications Inc., Class A(a)(b)	4,696	1,531,600
Cheniere Energy Inc.	11,638	1,626,643
Chesapeake Energy Corp.	5,801	436,525
Chevron Corp.	86,032	12,958,140
Chewy Inc., Class A(a)(b)	4,125	121,646
Chipotle Mexican Grill Inc.(a)	1,299	2,697,361
Chubb Ltd.	19,617	3,644,839
Church & Dwight Co. Inc.	11,566	1,069,277
Cigna Group (The)	14,393	3,560,972
Cincinnati Financial Corp.	7,364	710,626
Cintas Corp.	4,287	2,024,064
Cisco Systems Inc.	196,851	9,777,589
Citigroup Inc.	92,708	4,108,819
Citizens Financial Group Inc.	23,541	606,887
Clarivate PLC(a)(b)	16,722	130,432
Cleveland-Cliffs Inc.(a)(b)	23,930	332,148
Clorox Co. (The)	5,787	915,388
Cloudflare Inc., Class A(a)	12,840	888,014
CME Group Inc.	17,352	3,101,670
CMS Energy Corp.	13,918	806,966

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Coca-Cola Co. (The)	196,043	$11,695,925
Cognex Corp.	8,628	474,195
Cognizant Technology Solutions Corp., Class A	24,613	1,538,066
Coinbase Global Inc., Class A(a)(b)	5,656	351,803
Colgate-Palmolive Co.	37,360	2,778,837
Comcast Corp., Class A	201,067	7,911,986
Conagra Brands Inc.	23,336	813,726
ConocoPhillips	57,925	5,751,952
Consolidated Edison Inc.	16,569	1,545,888
Constellation Brands Inc., Class A	7,857	1,909,015
Constellation Energy Corp.	15,511	1,303,234
Cooper Companies Inc. (The)	2,329	865,293
Copart Inc.(a)	19,888	1,741,990
Corning Inc.	38,018	1,171,335
Corteva Inc.	34,333	1,836,472
CoStar Group Inc.(a)	19,997	1,587,762
Costco Wholesale Corp.	21,156	10,822,563
Coterra Energy Inc.	35,530	826,072
Crowdstrike Holdings Inc., Class A(a)	10,656	1,706,345
Crown Castle Inc.	20,203	2,287,182
Crown Holdings Inc.	6,238	475,523
CSX Corp.	99,563	3,053,597
Cummins Inc.	6,687	1,366,890
CVS Health Corp.	61,005	4,150,170
Danaher Corp.	32,880	7,549,906
Darden Restaurants Inc.	6,142	973,630
Darling Ingredients Inc.(a)	7,159	453,737
Datadog Inc., Class A(a)	11,436	1,085,391
DaVita Inc.(a)	2,421	226,775
Deckers Outdoor Corp.(a)	1,260	598,500
Deere & Co.	13,399	4,635,786
Dell Technologies Inc., Class C	13,294	595,704
Delta Air Lines Inc.(a)	7,911	287,407
DENTSPLY SIRONA Inc.	10,583	382,258
Devon Energy Corp.	30,138	1,389,362
Dexcom Inc.(a)	18,311	2,147,148
Diamondback Energy Inc.	8,079	1,027,245
Dick’s Sporting Goods Inc.	2,966	378,195
Digital Realty Trust Inc.	14,303	1,465,485
Discover Financial Services	12,819	1,317,024
DocuSign Inc.(a)	9,204	519,106
Dollar General Corp.	10,862	2,184,240
Dollar Tree Inc.(a)	10,522	1,419,207
Dominion Energy Inc.	38,842	1,952,976
Domino’s Pizza Inc.	1,708	495,064
DoorDash Inc., Class A(a)	11,430	746,265
Dover Corp.	6,876	916,777
Dow Inc.	33,551	1,636,618
DR Horton Inc.	14,772	1,578,240
Dropbox Inc., Class A(a)	15,441	355,452
DTE Energy Co.	9,049	973,672
Duke Energy Corp.	36,984	3,302,301
DuPont de Nemours Inc.	21,940	1,474,149
Dynatrace Inc.(a)	11,487	585,722
Eastman Chemical Co.	5,534	426,616
Eaton Corp. PLC	19,141	3,366,902
eBay Inc.	24,890	1,058,821
Ecolab Inc.	12,040	1,987,202
Edison International	18,144	1,225,083
Edwards Lifesciences Corp.(a)	29,065	2,448,145
Security	Shares	Value

United States (continued)
Electronic Arts Inc.	13,306	$1,703,168
Elevance Health Inc.	11,441	5,123,509
Eli Lilly & Co.	38,639	16,593,905
Emerson Electric Co.	27,890	2,166,495
Enphase Energy Inc.(a)	6,402	1,113,180
Entegris Inc.	7,858	827,054
Entergy Corp.	9,484	931,329
EOG Resources Inc.	28,090	3,013,776
EPAM Systems Inc.(a)	2,611	670,035
EQT Corp.	15,953	554,686
Equifax Inc.	5,690	1,187,048
Equinix Inc.	4,447	3,315,461
Equitable Holdings Inc.	17,824	437,401
Equity LifeStyle Properties Inc.	8,486	536,061
Equity Residential	16,879	1,026,243
Erie Indemnity Co., Class A, NVS	1,248	267,197
Essential Utilities Inc.	11,208	456,614
Essex Property Trust Inc.	3,022	652,933
Estee Lauder Companies Inc. (The), Class A	10,850	1,996,725
Etsy Inc.(a)	5,985	485,084
Everest Re Group Ltd.	2,047	696,021
Evergy Inc.	11,103	642,309
Eversource Energy	16,306	1,128,864
Exact Sciences Corp.(a)	8,377	683,396
Exelon Corp.	48,664	1,929,528
Expedia Group Inc.(a)	6,853	655,901
Expeditors International of Washington Inc.	8,015	884,135
Extra Space Storage Inc.	6,269	904,429
Exxon Mobil Corp.	194,026	19,825,577
F5 Inc.(a)	2,861	422,226
FactSet Research Systems Inc.	1,748	672,788
Fair Isaac Corp.(a)	1,295	1,020,033
Fastenal Co.	26,975	1,452,604
FedEx Corp.	11,376	2,479,740
Ferguson PLC	9,928	1,438,666
Fidelity National Financial Inc.	12,884	439,860
Fidelity National Information Services Inc.	28,826	1,573,035
Fifth Third Bancorp.	32,413	786,664
First Citizens BancShares Inc./NC, Class A	581	724,623
First Horizon Corp.	23,408	241,336
First Solar Inc.(a)(b)	4,513	915,958
FirstEnergy Corp.	26,117	976,515
Fiserv Inc.(a)	29,031	3,256,988
FleetCor Technologies Inc.(a)	3,699	838,008
FMC Corp.	6,273	652,894
Ford Motor Co.	192,804	2,313,648
Fortinet Inc.(a)	32,705	2,234,733
Fortive Corp.	16,094	1,047,880
Fortune Brands Home & Security Inc., NVS	6,623	400,360
Fox Corp., Class A, NVS	14,573	454,678
Fox Corp., Class B	7,551	220,565
Franklin Resources Inc.	14,702	352,995
Freeport-McMoRan Inc.	69,059	2,371,486
Gaming and Leisure Properties Inc.	13,362	643,247
Garmin Ltd.	7,863	811,068
Gartner Inc.(a)	3,908	1,339,897
GE Healthcare Inc., NVS(a)	16,982	1,350,239
Gen Digital, Inc.	28,356	497,364
Generac Holdings Inc.(a)(b)	2,982	324,799
General Dynamics Corp.	11,057	2,257,618

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
General Electric Co.(b)	52,145	$5,294,282
General Mills Inc.	28,330	2,384,253
General Motors Co.	67,557	2,189,522
Genuine Parts Co.	6,742	1,004,086
Gilead Sciences Inc.	59,507	4,578,469
Global Payments Inc.	13,071	1,276,906
Globe Life Inc.	4,640	478,755
GoDaddy Inc., Class A(a)	8,040	589,975
Goldman Sachs Group Inc. (The)	16,165	5,235,843
Graco Inc.	7,981	610,467
Halliburton Co.	41,855	1,199,146
Hartford Financial Services Group Inc. (The)	14,281	978,534
Hasbro Inc.	6,267	371,946
HCA Healthcare Inc.	10,068	2,659,865
Healthcare Realty Trust Inc.	17,978	334,571
Healthpeak Properties Inc.	25,749	513,950
HEICO Corp.(b)	2,097	324,154
HEICO Corp., Class A	3,513	428,059
Henry Schein Inc.(a)	6,665	492,544
Hershey Co. (The)	7,184	1,865,685
Hess Corp.	13,043	1,652,157
Hewlett Packard Enterprise Co.	61,731	890,161
HF Sinclair Corp.	7,221	299,238
Hilton Worldwide Holdings Inc.	13,037	1,774,596
Hologic Inc.(a)	11,977	944,866
Home Depot Inc. (The)	48,472	13,739,388
Honeywell International Inc.	32,082	6,146,911
Horizon Therapeutics PLC(a)	10,715	1,071,821
Hormel Foods Corp.	14,188	542,691
Host Hotels & Resorts Inc.	34,795	577,597
Howmet Aerospace Inc.	18,215	778,691
HP Inc.	42,378	1,231,505
Hubbell Inc.	2,737	773,093
HubSpot Inc.(a)	2,101	1,088,297
Humana Inc.	5,983	3,002,688
Huntington Bancshares Inc./OH	69,727	718,885
Huntington Ingalls Industries Inc.	1,914	385,441
Hyatt Hotels Corp., Class A	2,269	243,872
IDEX Corp.	3,630	722,951
IDEXX Laboratories Inc.(a)	3,925	1,824,222
Illinois Tool Works Inc.	14,652	3,204,832
Illumina Inc.(a)(b)	7,390	1,453,243
Incyte Corp.(a)	9,106	560,474
Ingersoll Rand Inc.	19,151	1,085,096
Insulet Corp.(a)	3,224	884,182
Intel Corp.	195,944	6,160,479
Intercontinental Exchange Inc.	26,226	2,778,645
International Business Machines Corp.	43,430	5,584,664
International Flavors & Fragrances Inc.	11,719	905,762
International Paper Co.	17,668	520,146
Interpublic Group of Companies Inc. (The)	18,805	699,358
Intuit Inc.	13,410	5,620,399
Intuitive Surgical Inc.(a)	16,752	5,156,936
Invesco Ltd.	16,966	243,971
Invitation Homes Inc.	30,324	1,027,377
IQVIA Holdings Inc.(a)	9,019	1,775,931
Iron Mountain Inc.	13,753	734,685
Jack Henry & Associates Inc.	3,615	552,697
Jacobs Solutions Inc., NVS	6,231	682,918
Jazz Pharmaceuticals PLC(a)	2,839	363,846
Security	Shares	Value

United States (continued)
JB Hunt Transport Services Inc.	3,956	$660,533
JM Smucker Co. (The)	5,076	744,091
Johnson & Johnson	124,198	19,258,142
Johnson Controls International PLC	32,867	1,962,160
JPMorgan Chase & Co.	140,226	19,030,070
Juniper Networks Inc.	15,635	474,835
Kellogg Co.	12,103	808,117
Keurig Dr Pepper Inc.	43,696	1,359,820
KeyCorp.	45,270	422,822
Keysight Technologies Inc.(a)	8,599	1,391,318
Kimberly-Clark Corp.	16,409	2,203,401
Kimco Realty Corp.	29,336	539,196
Kinder Morgan Inc.	95,615	1,540,358
KKR & Co. Inc.	26,612	1,370,252
KLA Corp.	6,725	2,979,108
Knight-Swift Transportation Holdings Inc.	7,654	420,893
Kraft Heinz Co. (The)	35,165	1,344,006
Kroger Co. (The)	33,240	1,506,769
L3Harris Technologies Inc.	9,349	1,644,676
Laboratory Corp. of America Holdings	4,485	953,197
Lam Research Corp.	6,559	4,044,935
Lamb Weston Holdings Inc.	6,491	721,799
Las Vegas Sands Corp.(a)	16,833	928,003
Lattice Semiconductor Corp.(a)	6,577	534,776
Lear Corp.	2,865	351,421
Leidos Holdings Inc.	6,525	509,342
Lennar Corp., Class A	12,475	1,336,322
Lennox International Inc.	1,558	429,245
Liberty Broadband Corp., Class C (a)	5,931	439,487
Liberty Global PLC, Class A(a)	7,609	124,027
Liberty Global PLC, Class C, NVS(a)	16,354	278,345
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	9,083	639,443
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	8,219	229,803
Linde PLC	23,531	8,321,973
Live Nation Entertainment Inc.(a)(b)	7,794	623,052
LKQ Corp.	13,296	701,364
Lockheed Martin Corp.	10,894	4,837,045
Loews Corp.	10,426	583,856
Lowe’s Companies Inc.	28,721	5,776,655
LPL Financial Holdings Inc.	3,638	708,610
Lucid Group Inc.(a)(b)	19,772	153,431
Lululemon Athletica Inc.(a)	5,526	1,834,245
LyondellBasell Industries NV, Class A	12,389	1,059,755
M&T Bank Corp.	8,400	1,000,944
Marathon Oil Corp.	32,241	714,461
Marathon Petroleum Corp.	21,109	2,214,545
Markel Group Inc.(a)(b)	640	841,427
MarketAxess Holdings Inc.	1,863	507,500
Marriott International Inc./MD, Class A	12,908	2,165,833
Marsh & McLennan Companies Inc.	23,582	4,083,931
Martin Marietta Materials Inc.	2,937	1,169,043
Marvell Technology Inc.	40,398	2,362,879
Masco Corp.	11,792	569,789
Masimo Corp.(a)	2,572	416,252
Mastercard Inc., Class A	40,683	14,850,109
Match Group Inc.(a)	12,379	427,076
McCormick & Co. Inc./MD, NVS	11,712	1,004,070
McDonald’s Corp.	35,099	10,007,076
McKesson Corp.	6,545	2,558,048

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Medtronic PLC	63,712	$5,272,805
MercadoLibre Inc.(a)	2,186	2,708,454
Merck & Co. Inc.	121,416	13,405,541
Meta Platforms Inc, Class A(a)	105,862	28,023,789
MetLife Inc.	32,853	1,627,866
Mettler-Toledo International Inc.(a)	1,070	1,414,401
MGM Resorts International	16,355	642,588
Microchip Technology Inc.	25,631	1,928,989
Micron Technology Inc.	52,719	3,595,436
Microsoft Corp.	338,330	111,104,189
Mid-America Apartment Communities Inc.	5,485	806,624
Moderna Inc.(a)	15,995	2,042,721
Mohawk Industries Inc.(a)	2,396	220,528
Molina Healthcare Inc.(a)	2,741	750,760
Molson Coors Beverage Co., Class B	9,191	568,463
Mondelez International Inc., Class A	65,364	4,798,371
MongoDB Inc.(a)	3,267	959,812
Monolithic Power Systems Inc.	1,995	977,370
Monster Beverage Corp.(a)	37,142	2,177,264
Moody’s Corp.	7,892	2,500,817
Morgan Stanley	60,321	4,931,845
Mosaic Co. (The)	17,523	560,035
Motorola Solutions Inc.	7,892	2,224,913
MSCI Inc.	3,841	1,807,306
Nasdaq Inc.	16,501	913,330
NetApp Inc.	10,765	714,258
Netflix Inc.(a)	21,303	8,419,585
Neurocrine Biosciences Inc.(a)	4,650	416,315
Newmont Corp.	37,291	1,512,150
News Corp., Class A, NVS	19,101	349,739
NextEra Energy Inc.	96,714	7,104,610
Nike Inc., Class B	58,891	6,198,867
NiSource Inc.	18,854	506,984
Nordson Corp.	2,411	525,429
Norfolk Southern Corp.	10,880	2,264,998
Northern Trust Corp.	9,355	672,812
Northrop Grumman Corp.	7,059	3,074,124
Novocure Ltd.(a)(b)	4,300	308,783
NRG Energy Inc.	11,802	398,790
Nucor Corp.	12,568	1,659,730
Nvidia Corp.	118,061	44,667,199
NVR Inc.(a)	150	833,133
NXP Semiconductors NV	12,490	2,236,959
Occidental Petroleum Corp.	34,511	1,989,904
Okta Inc.(a)	7,020	638,118
Old Dominion Freight Line Inc.	4,595	1,426,472
Omnicom Group Inc.	10,052	886,486
ON Semiconductor Corp.(a)(b)	20,259	1,693,652
ONEOK Inc.	21,241	1,203,515
Oracle Corp.	76,825	8,138,840
O’Reilly Automotive Inc.(a)	2,920	2,637,665
Otis Worldwide Corp.	20,606	1,638,383
Ovintiv Inc.	10,946	361,984
Owens Corning	4,973	528,779
PACCAR Inc.	24,431	1,680,364
Packaging Corp. of America	3,998	495,872
Palantir Technologies Inc., Class A(a)(b)	83,832	1,233,169
Palo Alto Networks Inc.(a)(b)	14,205	3,031,205
Paramount Global, Class B, NVS	28,945	440,253
Parker-Hannifin Corp.	6,004	1,923,922
Security	Shares	Value

United States (continued)
Paychex Inc.	15,359	$1,611,620
Paycom Software Inc.	2,425	679,315
Paylocity Holding Corp.(a)	1,915	330,816
PayPal Holdings Inc.(a)	51,930	3,219,141
Pentair PLC	7,770	431,002
PepsiCo Inc.	66,137	12,060,082
Pfizer Inc.	268,008	10,189,664
PG&E Corp.(a)	85,854	1,454,367
Philip Morris International Inc.	73,661	6,630,227
Phillips 66	22,474	2,058,843
Pinterest Inc., Class A(a)	26,510	634,649
Pioneer Natural Resources Co.	10,767	2,147,370
PNC Financial Services Group Inc. (The)	19,002	2,201,002
Pool Corp.	1,906	602,734
PPG Industries Inc.	11,217	1,472,680
PPL Corp.	33,088	866,906
Principal Financial Group Inc.	12,090	791,411
Procter & Gamble Co. (The)	113,248	16,137,840
Progressive Corp. (The)	28,009	3,582,631
Prologis Inc.	44,000	5,480,200
Prudential Financial Inc.	17,606	1,385,416
PTC Inc.(a)	5,301	712,454
Public Service Enterprise Group Inc.	23,682	1,414,999
Public Storage	7,430	2,104,919
PulteGroup Inc.	10,925	721,924
Qorvo Inc.(a)	5,285	514,019
Qualcomm Inc.	53,386	6,054,506
Quanta Services Inc.(b)	7,035	1,249,275
Quest Diagnostics Inc.	5,756	763,533
Raymond James Financial Inc.	8,913	805,290
Raytheon Technologies Corp.	70,088	6,457,908
Realty Income Corp.	29,884	1,776,305
Regency Centers Corp.	7,345	413,303
Regeneron Pharmaceuticals Inc.(a)	5,159	3,794,754
Regions Financial Corp.	45,126	779,326
Reliance Steel & Aluminum Co.	2,787	654,053
Repligen Corp.(a)	2,411	404,855
Republic Services Inc.	10,441	1,478,759
ResMed Inc.	6,858	1,445,598
Revvity Inc.	5,975	689,037
Rivian Automotive Inc., Class A(a)(b)	27,448	404,309
Robert Half International Inc.	5,348	347,727
ROBLOX Corp., Class A(a)(b)	16,883	706,722
Rockwell Automation Inc.	5,388	1,501,097
Roku Inc.(a)(b)	5,529	321,788
Rollins Inc.	10,717	421,392
Roper Technologies Inc.	5,138	2,333,782
Ross Stores Inc.	16,719	1,732,423
Royal Caribbean Cruises Ltd.(a)	10,940	885,812
Royalty Pharma PLC, Class A	16,273	532,778
RPM International Inc.	6,120	488,315
S&P Global Inc.	15,818	5,812,008
Salesforce Inc.(a)	47,702	10,655,673
SBA Communications Corp.	5,111	1,133,518
Schlumberger NV	67,911	2,908,628
Seagate Technology Holdings PLC	9,613	577,741
Seagen Inc.(a)	6,425	1,257,372
Sealed Air Corp.	7,225	273,466
SEI Investments Co.	5,859	331,502
Sempra Energy	14,948	2,145,486

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Sensata Technologies Holding PLC	7,736	$321,199
ServiceNow Inc.(a)	9,683	5,275,105
Sherwin-Williams Co. (The)	11,649	2,653,409
Simon Property Group Inc.	15,525	1,632,454
Sirius XM Holdings Inc.(b)	31,881	113,496
Skyworks Solutions Inc.	7,792	806,550
Snap Inc., Class A, NVS(a)	50,062	510,632
Snap-on Inc.	2,609	649,276
Snowflake Inc., Class A(a)(b)	12,427	2,054,929
SolarEdge Technologies Inc.(a)(b)	2,837	808,063
Southern Co. (The)	52,197	3,640,741
Southwest Airlines Co.	7,273	217,245
Splunk Inc.(a)	7,740	768,505
SS&C Technologies Holdings Inc.	11,254	618,520
Stanley Black & Decker Inc.	7,678	575,620
Starbucks Corp.	54,730	5,343,837
State Street Corp.	17,016	1,157,428
Steel Dynamics Inc.	8,630	793,097
STERIS PLC	4,681	936,060
Stryker Corp.	16,212	4,467,703
Sun Communities Inc.	6,288	796,249
Synchrony Financial	23,715	734,216
Synopsys Inc.(a)	7,443	3,386,267
Sysco Corp.	24,172	1,690,831
T Rowe Price Group Inc.	10,765	1,153,577
Take-Two Interactive Software Inc.(a)	7,581	1,044,131
Targa Resources Corp.	9,713	660,970
Target Corp.	21,782	2,851,917
TE Connectivity Ltd.	15,718	1,925,141
Teledyne Technologies Inc.(a)	2,156	837,929
Teleflex Inc.	2,219	520,910
Teradyne Inc.	7,667	768,157
Tesla Inc.(a)	136,338	27,803,408
Texas Instruments Inc.	43,579	7,577,517
Texas Pacific Land Corp.	289	376,769
Textron Inc.	10,546	652,481
Thermo Fisher Scientific Inc.	18,436	9,373,969
TJX Companies Inc. (The)	55,808	4,285,496
T-Mobile U.S. Inc.(a)	28,798	3,952,525
Toast Inc., Class A(a)(b)	11,674	244,804
Toro Co. (The)	4,923	481,617
Tractor Supply Co.	5,329	1,116,905
Trade Desk Inc. (The), Class A(a)	20,314	1,423,605
Tradeweb Markets Inc., Class A	5,098	341,311
Trane Technologies PLC	11,029	1,800,264
TransDigm Group Inc.	2,526	1,954,240
TransUnion	9,078	653,434
Travelers Companies Inc. (The)	11,041	1,868,579
Trimble Inc.(a)	11,917	556,166
Truist Financial Corp.	62,210	1,895,539
Twilio Inc., Class A(a)	7,916	551,112
Tyler Technologies Inc.(a)	1,904	755,812
Tyson Foods Inc., Class A	13,882	702,984
U.S. Bancorp.	73,216	2,189,158
Uber Technologies Inc.(a)	86,633	3,285,990
UDR Inc.	14,431	572,478
UGI Corp.	10,185	284,874
UiPath Inc., Class A(a)	17,027	304,613
Ulta Beauty Inc.(a)	2,388	978,674
Union Pacific Corp.	29,169	5,615,616
Security	Shares	Value

United States (continued)
United Parcel Service Inc., Class B	34,467	$5,755,989
United Rentals Inc.	3,389	1,131,214
United Therapeutics Corp.(a)	2,157	452,409
UnitedHealth Group Inc.	44,513	21,688,514
Unity Software Inc.(a)(b)	12,534	372,510
Universal Health Services Inc., Class B	2,869	379,081
Vail Resorts Inc.	1,896	461,107
Valero Energy Corp.	17,582	1,881,977
Veeva Systems Inc., Class A(a)	6,439	1,066,942
Ventas Inc.	18,579	801,498
VeriSign Inc.(a)	4,734	1,057,197
Verisk Analytics Inc.	6,905	1,512,955
Verizon Communications Inc.	201,563	7,181,690
Vertex Pharmaceuticals Inc.(a)	12,067	3,904,519
VF Corp.	16,171	278,465
Viatris Inc.	57,814	528,998
VICI Properties Inc.	45,197	1,397,943
Visa Inc., Class A	77,645	17,161,874
Vistra Corp.	15,865	380,284
VMware Inc., Class A(a)	11,264	1,535,171
Vulcan Materials Co.	6,230	1,217,965
W R Berkley Corp.	10,139	564,540
Walgreens Boots Alliance Inc.	34,866	1,058,880
Walmart Inc.	70,866	10,408,089
Walt Disney Co. (The)(a)	86,662	7,622,790
Warner Bros. Discovery Inc.(a)(b)	112,627	1,270,433
Waste Connections Inc.(b)	12,087	1,651,689
Waste Management Inc.	19,596	3,172,984
Waters Corp.(a)	2,869	720,750
Watsco Inc.	1,591	516,073
Webster Financial Corp.	8,641	307,188
WEC Energy Group Inc.	14,748	1,288,238
Wells Fargo & Co.	179,873	7,160,744
Welltower Inc.	22,469	1,676,412
West Pharmaceutical Services Inc.	3,445	1,152,800
Western Digital Corp.(a)	14,486	561,043
Westinghouse Air Brake Technologies Corp.	8,484	785,873
Westlake Corp.	2,320	241,164
Westrock Co.	12,926	362,057
Weyerhaeuser Co.	35,201	1,008,861
Whirlpool Corp.	2,671	345,334
Williams Companies Inc. (The)	56,898	1,630,697
Willis Towers Watson PLC	5,381	1,177,632
Wolfspeed Inc.(a)(b)	5,778	277,575
Workday Inc., Class A(a)	9,669	2,049,731
WP Carey Inc.	10,181	706,154
WW Grainger Inc.	2,114	1,372,028
Wynn Resorts Ltd.	5,185	511,760
Xcel Energy Inc.	25,437	1,660,782
Xylem Inc./NY	11,438	1,146,088
Yum! Brands Inc.	13,824	1,779,011
Zebra Technologies Corp., Class A(a)	2,537	666,140
Zillow Group Inc., Class C (a)(b)	8,160	372,178
Zimmer Biomet Holdings Inc.	10,368	1,320,261
Zoetis Inc.	22,038	3,592,414
Zoom Video Communications Inc., Class A(a)	10,170	682,712
ZoomInfo Technologies Inc.(a)	13,483	333,435

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	3,890	$527,017
		1,767,199,879

Total Common Stocks — 99.4%
(Cost: $2,470,240,189)		2,560,195,331

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,715	279,512
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)(c)	5,363	667,724
Henkel AG & Co. KGaA, Preference Shares, NVS	8,310	663,249
Porsche Automobil Holding SE, Preference Shares, NVS	7,114	396,254
Sartorius AG, Preference Shares, NVS	1,244	417,512
Volkswagen AG, Preference Shares, NVS	9,856	1,234,776
		3,659,027
Total Preferred Stocks — 0.2%
(Cost: $4,149,835)		3,659,027
Total Long-Term Investments — 99.6%
(Cost: $2,474,390,024)		2,563,854,358
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	28,866,818	$28,872,591
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	2,930,000	2,930,000

Total Short-Term Securities — 1.2%
(Cost: $31,795,416)		31,802,591

Total Investments — 100.8%
(Cost: $2,506,185,440)		2,595,656,949

Liabilities in Excess of Other Assets — (0.8)%		(20,264,742)

Net Assets — 100.0%		$2,575,392,207

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,692,284	$7,186,011	(a)	$—	$(1,345)	$(4,359)	$28,872,591	28,866,818	$104,888	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,000	1,370,000	(a)	—	—	—	2,930,000	2,930,000	88,936		2
BlackRock Inc.	4,208,253	1,024,618		(505,411)	200,134	(276,085)	4,651,509	7,074	101,062		—
					$198,789	$(280,444)	$36,454,100		$294,886		$2

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	6	06/08/23	$912	$11,534
Euro STOXX 50 Index	31	06/16/23	1,402	(25,443)
FTSE 100 Index	10	06/16/23	927	(39,698)
S&P 500 E-Mini Index	40	06/16/23	8,381	66,259
				$12,652

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,854,903,334	$705,291,997	$—	$2,560,195,331
Preferred Stocks	—	3,659,027	—	3,659,027
Short-Term Securities
Money Market Funds	31,802,591	—	—	31,802,591
	$1,886,705,925	$708,951,024	$—	$2,595,656,949
Derivative Financial Instruments(a)
Assets
Equity Contracts	$66,259	$11,534	$—	$77,793
Liabilities
Equity Contracts	—	(65,141)	—	(65,141)
	$66,259	$(53,607)	$—	12,652

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust